Concentration of risk	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Concentration of risk

Note 10 - Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.

As of December 31, 2018 and 2017, $47,149 and $634,855 were deposited with various major financial institutions located in the PRC, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company's assessment of its customers' creditworthiness and its ongoing monitoring of outstanding balances. The Company maintains reserves for estimated credit losses, and such losses have generally been within expectations.

Customer and vendor concentration risk

For the years ended December 31, 2018 and 2017, three and six customers accounted for 47% and 85% of the Company's total revenues. Revenues from related parties accounted for 54% and 20% of the total revenues for the years ended December 31, 2018 and 2017.

For the years ended December 31, 2018 and 2017, one and three suppliers accounted for 38% and 72% of the Company's total purchases.